TRANSACTIONS WITH KEY MANAGEMENT AND RELATED PARTIES	12 Months Ended
Jul. 31, 2026
Related party transactions [abstract]
TRANSACTIONS WITH KEY MANAGEMENT AND RELATED PARTIES [Text Block]

9.  TRANSACTIONS WITH KEY MANAGEMENT AND RELATED PARTIES

Key management personnel include directors and officers who have the authority and responsibility for the planning, directing, and controlling the activities of the Company.

The terms and conditions of these transactions with key management and related parties were no more favourable than those available, or which might reasonably be expected to be available, for similar transactions with an arm's length party.

During the years ended July 31, 2026 and 2025, the Company incurred the following with key management:

	Year ended	Year ended
	July 31, 2026	July 31, 2025
	$	$
Administrative fees (1)	180,000	180,000
Advertising and promotion (1)	125,000	150,000
Exploration costs (2)	2,444,454	410,149
Consulting fees (3)	220,238	16,887
Property acquisition costs (4)	-	30,000
Wages and benefits (5)	99,600	17,500
Stock-based compensation (6)	6,568,853	2,209,382
Total	9,638,145	3,013,918

(1) The Company continues to renew 12-month Management Services Agreements (“MSA”) with Zimtu Capital Corp. (“Zimtu”). Sean Charland is an officer and director of Zimtu, as well as an officer and director of the Company.  Jody Bellefleur is an officer of Zimtu, as well as an officer and director of the Company.  Under the terms of the MSA, Zimtu provides the Company with administrative and managerial services, including corporate maintenance, continuous disclosure services, rent, and administrative services, at a rate of $15,000 per month.

The Company also incurred $125,000 in fees to Zimtu for the year ended July 31, 2026, ($150,000 – year ended July 31, 2025) for advertising and promotion services.   On August 18, 2026, the Company renewed the service agreement for advertising and promotion services with Zimtu for an additional 12 months at a cost of $15,000 per month.

(2) Amounts incurred to Dahrouge Geological Consulting Ltd. (“Dahrouge”) and included in exploration and evaluation assets.  Jody Dahrouge is a principal at Dahrouge as well as a director with the Company.

(3) Amounts incurred to Dahrouge, Kaiben Geological Ltd., and EBC Consulting Group Ltd. for consulting services. Jody Dahrouge is a principal at Dahrouge as well as a director with the Company. Darren Smith is a majority owner at Kaiben Geological Ltd. and a director of the Company. Joness Lang is a majority owner at EBC Consulting Group Ltd. and a director and officer of the Company.

(4) Amounts paid to Dahrouge, and included in exploration and evaluation assets.  Jody Dahrouge is a principal at Dahrouge as well as a director with the Company.

(5) Salaries paid to Nathan Steinke (year ended July 31, 2026 – $69,600 and year ended July 31, 2025 - $Nil) and Sean Charland (year ended July 31, 2026 - $30,000 and year ended July 31, 2025 - $17,500).  Nathan Steinke is an officer of the Company and Sean Charland is an officer and director of the Company.

(6) Non-cash amounts related to options and RSUs granted to directors and officers.

The following table shows amounts due to related parties at the applicable date:

	July 31, 2026	July 31, 2025
	$	$
Dahrouge	470,601	300,596
EBC Consulting Group Ltd.	23,195	-
Kaiben Geological Ltd.	6,214	-
Zimtu	136,133	42,965
Total	636,143	343,561

As of July 31, 2026, the Company has prepaid $62,676 to Dahrouge for exploration programs (July 31, 2025 - $67,000).

As at July 31, 2026, included in amounts receivable was $48,961 advanced to Sean Charland (July 31, 2025 - $Nil).

The amounts due to related parties are unsecured, non-interest bearing, and have no specific terms of repayment.

Agreements with Key management

Mr. Sean Charland

The Company and Mr. Charland entered into an executive employment agreement dated November 25, 2025, pursuant to which the Company employs Mr. Charland as President and CEO on an indefinite term.  Compensation includes a $250,000 annual base salary (the excess over current salary paid has been voluntarily forfeited to July 31, 2026 without waiving future salary).

If Mr. Charland is terminated without cause, he will be entitled to no less than the minimum entitlements under the Employment Standards Act (British Columbia), plus 12 months' notice or salary in lieu per year of service up to a 36-month cap, with no bonus payable during the notice period.

The agreement provides for a transaction bonus if he leads and completes a sale transaction or other transaction resulting in a change of control, equal to 1.0% on transaction value over $50,000,000 and 1.5% on the portion exceeding $250,000,000, calculated on aggregate gross consideration, subject to continued employment at closing unless his employment is terminated by the Company without cause or by Mr. Charland for good reason within six  months prior to the closing of such transaction, in which case Mr. Charland will remain entitled to the transaction bonus. Mr. Charland will also remain entitled to the transaction bonus if he is terminated by the Company without cause within six months after a change of control.

Mr. Joness Lang

The Company, Mr. Lang and EBC Consulting Group Ltd. ("EBC"), a company owned and controlled by Mr. Lang, entered into an executive services agreement dated February 15, 2026, pursuant to which the Company engaged EBC as a consultant and appointed Mr. Lang as Executive Vice-President, Growth Strategy on an indefinite term.  Compensation includes a $144,000 annual consulting fee (monthly consulting fee of $12,000).

If Mr. Lang is terminated without cause, he will be entitled to 12 months’ notice or fees in lieu per year of service up to a 36‑month cap, with no bonus payable during the notice period.

The agreement provides for a transaction bonus if he leads and completes a sale transaction or other transaction resulting in a change of control, equal to 0.5% on transaction value over $50,000,000 and 0.75% on the portion exceeding $250,000,000, calculated on aggregate gross consideration, subject to continued engagement at closing unless the agreement is terminated by the Company without cause or by Mr. Lang for good reason within six months prior to the closing of such transaction, in which case Mr. Lang will remain entitled to the transaction bonus. Mr. Lang will also remain entitled to the transaction bonus if he is terminated by the Company without cause within six months after a change of control.

Mr. Nathan Steinke

The Company and Mr. Steinke entered into an executive employment agreement dated February 1, 2026, pursuant to which the Company employs Mr. Steinke as CFO on an indefinite term.  Compensation includes a $144,000 annual base salary.

If Mr. Steinke is terminated without cause, he will be entitled to no less than the minimum entitlements under the Employment Standards Act (British Columbia), plus 12 months’ notice or salary in lieu per year of service up to a 36‑month cap, with no bonus payable during the notice period.